Information Related to Postretirement Benefit (Detail) (USD $) In Thousands, unless otherwise specified			3 Months Ended		7 Months Ended	12 Months Ended		3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 U.S. Other Postretirement Benefits [Member]	Mar. 31, 2012 U.S. Other Postretirement Benefits [Member]	Dec. 31, 2010 U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2012 U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2011 U.S. Other Postretirement Benefits [Member] Successor	Mar. 31, 2013 Non-U.S. Other Postretirement Benefits [Member]	Mar. 31, 2012 Non-U.S. Other Postretirement Benefits [Member]	Dec. 31, 2010 Non-U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2012 Non-U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2011 Non-U.S. Other Postretirement Benefits [Member] Successor
Schedule of postretirement benefit plans
Benefit obligations at beginning of year						$ 43,447	$ 57,523				$ 20,068	$ 17,515
Service cost			147	136	705	542	1,196	168	192	308	650	635
Interest cost			407	449	1,893	1,795	3,004	188	210	506	822	917
Actuarial loss (gain)						4,605	(15,893)				1,217	2,898
Benefits paid						(2,408)	(2,084)				(692)	(1,449)
Curtailment gain						(1,541)	(384)
Plan change						(2,452)					(2,198)
Other			6	19	50	75	85
Foreign currency exchange rate effect											583	(448)
Benefit obligation at end of year					57,523	44,063	43,447			17,515	20,450	20,068
Funded status of the plans	2,509	2,690				(44,063)	(43,447)				(20,450)	(20,068)
Net amount recognized at December 31						$ (44,063)	$ (43,447)				$ (20,450)	$ (20,068)